Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Consulting Fees
In May 2017, the Company entered into a short-term lease agreement with a company controlled by the Chief Business Officer. Under the lease agreement, Luminar leases approximately 4,910 square feet of corporate housing. The Company incurred rent expense of $0 and $11,000 for December 2020 and December 31, 2019 respectively.
Related Party Payable
In February 2017, BFE entered into a five-year lease agreement with BFE Leasing LLC, a related party. Under the lease agreement, BFE leases approximately thirteen thousand square feet of office space in Colorado Springs, Colorado. As of December 31, 2020, future minimum lease payments total $0.5 million related to this facility. Rent expense was $0.3 million and $0.3 million for the years ended December 31, 2020 and 2019, respectively.
During the year ended December 31, 2020, the former Chief Financial Officer separated from the Company and as per the terms of the release and separation agreement entered into with him, the unvested restricted stock granted are expected to be repurchased at the original purchase price which is immaterial.